                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-01241

                            Eaton Vance Growth Trust
                            ------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                  September 30
                                  ------------
                             Date of Fiscal Year End

                               September 30, 2003
                               ------------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

[ATLANTA CAPITAL LOGO]

[PHOTO IMAGE]

ANNUAL REPORT SEPTEMBER 30, 2003

[PHOTO IMAGE]

ATLANTA CAPITAL LARGE-CAP GROWTH FUND

[PHOTO IMAGE]

                                EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                 PRIVACY NOTICE

  The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

  - Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

  - None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

  - Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

For more information about Eaton Vance's privacy policies, call: 1-800-262-1122.

                                IMPORTANT NOTICE
                              REGARDING DELIVERY OF
                              SHAREHOLDER DOCUMENTS

  The Securities and Exchange Commission permits mutual funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

  EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

  If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

  Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

From time to time, mutual funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures without charge, upon request, by calling 1-800-262-1122. This description is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

Atlanta Capital Large-Cap Growth Fund as of September 30, 2003
LETTER TO SHAREHOLDERS

[PHOTO OF THOMAS E. FAUST JR.]

Thomas E. Faust Jr.
President

During the year ended September 30, 2003, Atlanta Capital Large- Cap Growth Fund ("the Fund") Class I shares had a total return of 22.72%. That return was the result of an increase in net asset value (NAV) per share from $7.40 on September 30, 2002, to $9.07 on September 30, 2003 and, the reinvestment of 0.01 per share in dividend income.(1) The Fund's Class R shares had a return of 22.06% for the same period, the result of an increase in NAV per share from $7.39 on September 30, 2002, to $9.02 on September 30, 2003.(1)

For comparison, the Fund's benchmark index, the S&P 500 Composite Index ("the S&P 500") - an unmanaged index of 500 common stocks used as a measure of U.S. stock market performance - posted a return of 24.38% for the one year period ended September 30, 2003.(2)

AFTER A FALSE START, A CAUTIOUS BUT
SUSTAINED RECOVERY IN THE STOCK MARKETS ...

Last fall, there appeared to be stirrings of economic improvement in the U.S., and stocks rebounded accordingly. However, later in the year and early in 2003, the lead-up to the Iraq War, more accounting scandals, the SARS epidemic, and restrained business investment combined to cause the markets to decline again amid all the uncertainty. With the onset of the war in March 2003, though, the market found its legs again, and there were hints of economic improvement over the summer. The S&P 500 rose for the sixth consecutive month in August 2003, the longest positive streak since 1998.(2) September, historically the worst month for the S&P 500, saw a modest decline of 1.2%, compared to an average loss of 6.4% in each of the last four Septembers.(2) The market's recovery since March has been driven, in our opinion, by a strong earnings outlook, sustained consumer strength, and acceleration in economic activity.

NEW OPPORTUNITIES FOR GROWTH STOCKS ...

We feel optimistic that the recovery we've seen in the U.S. equity markets to date can be sustained. Our analyst team stands poised to seek out further opportunities among growth stocks in the year ahead. In the pages that follow, William R. Hackney, Marilyn R. Irvin, Paul J. Marshall, and Daniel W. Boone, members of the Atlanta Capital Management investment team, review the Fund's performance over the past year.

                                                       Sincerely,

                                                       /s/ Thomas E. Faust Jr.

                                                       Thomas E. Faust Jr.
                                                       President
                                                       November 14, 2003

FUND INFORMATION
as of September 30, 2003

PERFORMANCE(1)                                             CLASS I      CLASS R
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)

One Year                                                     22.72%        22.06%
Life of Fund+                                                -6.56%        -7.01%

+Inception Dates - Class I: 4/30/02; Class R: 4/30/02

TEN LARGEST HOLDINGS(3) By total net assets

Microsoft Corp.                                                              3.4%
General Electric Co.                                                         2.9
Intel Corp.                                                                  2.7
American International Group, Inc.                                           2.6
Pfizer, Inc.                                                                 2.6
Kohl's Corp.                                                                 2.4
Exxon Mobil Corp.                                                            2.4
Dell, Inc.                                                                   2.3
Franklin Resources, Inc.                                                     2.3
Coca-Cola Company (The)                                                      2.2

(1) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Classes I and R have no sales charge.

(2) It is not possible to invest directly in an Index.

(3) Ten largest holdings accounted for 25.8% of the Portfolio's net assets. Holdings are subject to change.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

MANAGEMENT DISCUSSION

AN INTERVIEW WITH ATLANTA CAPITAL MANAGEMENT'S WILLIAM R. HACKNEY, III, MANAGING PARTNER; MARILYN R. IRVIN, SENIOR VICE PRESIDENT; PAUL
J. MARSHALL, VICE PRESIDENT AND DIRECTOR OF RESEARCH; AND DANIEL W. BOONE, MANAGING PARTNER, WHO CONSTITUTE THE INVESTMENT TEAM MANAGING LARGE-CAP GROWTH PORTFOLIO

[PHOTO OF MARILYN R. IRVIN, WILLIAM R. HACKNEY, III, DANIEL W. BOONE, III]

Marilyn R. Irvin
William R. Hackney, III
Daniel W. Boone, III
(NOT PICTURED: PAUL J. MARSHALL)

Q: Describe the overall stock market environment for the Fund during the year ended September 30, 2003.

A: MR. HACKNEY: The stock market environment was favorable and much improved from the prior year. Interest rates and inflation remained low by historic standards. The economy continued to expand, while corporate earnings exhibited a strong recovery from the depressed levels of 2001 and 2002. A large tax cut was implemented by the Bush Administration--one that included a cut in the capital gains tax rate and a cut in the tax rate on dividends. As a result, after three years of generally disappointing equity returns, the stock market averages rose sharply in response to these favorable forces.

[CHART]

FIVE LARGEST INDUSTRY POSITIONS+
By total net assets

Diversified Financial Services                                               9.2%

Health Care - Drugs - Major                                                  8.9%

Semiconductors                                                               7.3%

Retail- Specialty & Apparel                                                  4.7%

IT Consulting & Services                                                     4.6%

+ As of September 30, 2003. Industry positions subject to change due to active management.

Q: Can you give the shareholders a summary of the Fund's performance over the past year?

A: MR. BOONE: We are pleased to report that the Fund recorded a solid gain over the past year, led by a strong recovery in the Portfolio's technology and retailing issues. The gain in the Fund, however, trailed the gain in its benchmark, the S&P 500.* This was due primarily to the Portfolio's emphasis on higher-quality, more seasoned companies. Lower-quality, lower-priced, less seasoned companies generally recorded the sharpest price gains over the past year. Thus, the Portfolio's performance relative to the S&P 500 was negatively impacted by its emphasis on stocks that we believed possessed stronger financial qualities.* Partially offsetting this negative impact was the positive effect of favorable sector weightings, particularly the Portfolio's overweighting in the technology sector relative to the benchmark S&P 500.*

Q: How did the Fund pursue its investment strategies over the past 12 months?

A: MR. HACKNEY: The investment objective is to seek long-term growth by investing primarily in common stocks of large companies. In pursuit of this objective, during the past year, the Portfolio emphasized economically sensitive sectors that we believed stood to benefit most from a cyclical recovery in the economy in general and capital spending in particular. Throughout the period, the Portfolio was overweighted in technology and basic materials stocks relative to their respective weightings in the S&P 500.* Conversely, the Portfolio maintained underweighted positions in more defensive sectors of the economy, such as consumer staples and financials.

   * It is not possible to invest directly in an Index.

Q: Were there any significant shifts in sector emphasis over the past year?

A: MS. IRVIN: There were only modest shifts in sector emphasis during the past year. The energy sector weighting was reduced due to concern about the prospects of falling oil and natural gas prices. The telecommunications services sector was also reduced due to fierce price competition and lackluster growth prospects. Two sectors received increased emphasis--the consumer discretionary sector (namely, retailers, restaurants and advertising) and the industrial sector.

Q: What stocks and industry groups most negatively impacted Fund performance for the period?

A: MR. BOONE: The Portfolio's health care stocks detracted most from performance during the past 12 months. After showing strong relative performance during the bear market of 2000-2002, the health care sector began to lag the market in 2003. Consequently, the Portfolio's overweighted position in this sector detracted from returns. In addition, the Portfolio's stock selection was adversely impacted by the price declines of two of its drug company holdings. However, the Portfolio continues to maintain an overweighted position in the health care sector because of its favorable long-term growth dynamics and attractive valuation relative to historic norms.

Q: What stocks and industry groups most positively impacted Fund performance for the period?

A: MR. HACKNEY: Technology stocks had the most beneficial impact on Fund performance due both to favorable stock selection and sector weighting. The information technology sector within the S&P 500 rose almost 60% for the 12 months ending September 30, 2003.* The Portfolio maintained an overweighted position in technology stocks, relative to the S&P 500.* Two of the Portfolio's technology holdings more than doubled in price over the 12 months ended September 30, 2003.

Q: Some market observers cite the persistence of high unemployment rates and the recent strong performance of lower quality, more speculative stocks as reasons to be cautious on the investment outlook. Do these factors give you cause for concern?

A: :MS. IRVIN: These particular factors are not cause for alarm in our view. In fact, we believe that many of the favorable forces that drove stock prices over the past year will remain more or less in place for the coming year. As a result, we remain cautiously optimistic on the outlook for equities. The unemployment rate is generally a lagging economic indicator, meaning that often it doesn't begin to decline until several quarters after a recovery in economic activity and stock prices. What's more, the reluctance of corporations to hire additional workers is one key reason that corporate profit margins and productivity has improved. This has led to the resurgence in corporate earnings, a key driver of stock prices.

   We are also not concerned about the recent strong performance of so called "speculative" stocks. Historically, in the early phases of a stock market recovery, lower-priced, lower-quality, less seasoned companies have often recorded the sharpest price gains simply because they suffered the sharpest declines during the preceding bear market. So it's not unusual for the so-called "blue chips" to lag the market averages during the early phases of a market recovery. We don't interpret this price action as a sign of market speculation, but rather a normal occurrence for this phase of the stock market cycle.

   THE VIEWS EXPRESSED IN THIS REPORT ARE THOSE OF THE PORTFOLIO MANAGERS AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND ATLANTA CAPITAL DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FUND ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FUND.

   *It is not possible to invest directly in an Index.

PERFORMANCE

[CHART]

     Comparison of Change in Value of a $10,000 Investment in Atlanta Capital Large-Cap Growth Fund Class I vs. the S&P 500 Index*

         April 30, 2002 - September 30, 2003

                 ATLANTA CAPITAL LARGE-CAP GROWTH FUND- CLASS I
                                    4/30/2002

                  FUND           FUND            S&P
                VALUE AT      VALUE WITH         500
   DATE            NAV       SALES CHARGE       INDEX
-------------------------------------------------------
 4/30/2002         10000          N/A             10000
 5/31/2002          9950                        9926.59
 6/30/2002          9180                        9219.76
 7/31/2002          8470                        8501.25
 8/31/2002          8360                        8556.91
 9/30/2002          7400                        7627.78
10/31/2002          7950                        8298.51
11/30/2002          8540                        8786.48
12/31/2002       8029.74                        8270.56
 1/31/2003       7719.36                        8054.31
 2/28/2003       7659.29                        7933.29
 3/31/2003       7739.38                         8010.1
 4/30/2003       8370.15                        8669.58
 5/31/2003        8820.7                        9125.92
 6/30/2003       8880.77                        9242.51
 7/31/2003       9181.13                        9405.55
 8/31/2003       9371.36                        9588.61
 9/30/2003       9081.01                        9487.08

[CHART]

     Comparison of Change in Value of a $10,000 Investment in Atlanta Capital Large-Cap Growth Fund Class R vs. the S&P 500 Index*

         April 30, 2002 - September 30, 2003

                 ATLANTA CAPITAL LARGE-CAP GROWTH FUND- CLASS R
                                    4/30/2002

                  FUND           FUND             S&P
                VALUE AT      VALUE WITH          500
    DATE           NAV       SALES CHARGE        INDEX
-------------------------------------------------------
 4/30/2002         10000          N/A             10000
 5/31/2002          9950                        9926.59
 6/30/2002          9170                        9219.76
 7/31/2002          8460                        8501.25
 8/31/2002          8350                        8556.91
 9/30/2002          7390                        7627.78
10/31/2002          7930                        8298.51
11/30/2002          8520                        8786.48
12/31/2002          8000                        8270.56
 1/31/2003          7700                        8054.31
 2/28/2003          7630                        7933.29
 3/31/2003          7710                         8010.1
 4/30/2003          8330                        8669.58
 5/31/2003          8780                        9125.92
 6/30/2003          8830                        9242.51
 7/31/2003          9120                        9405.55
 8/31/2003          9310                        9588.61
 9/30/2003          9020                        9487.08

     PERFORMANCE**                                        Class I       Class R
     ---------------------------------------------------------------------------
     Average Annual Total Returns (at net asset value)

     One Year                                                22.72%        22.06%
     Life of Fund+                                           -6.56%        -7.01%

     + Inception Dates - Class I: 4/30/02; Class R: 4/30/02

*  Source: Thomson Financial. Investment operations commenced 4/30/02.

   The chart compares the Fund's Class I and Class R shares total return with that of the S&P 500 Index, an unmanaged index of stocks commonly used as measure of stock market performance. Returns are calculated by determining the percentage change in net asset value with all distributions reinvested. The lines on the chart represent the total returns of $10,000 hypothetical investments in the Fund's Class I and Class R shares and in the S&P 500 Index. The graph and performance table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Index's total returns do not reflect any commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index.

** Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Classes I and R have no sales charge.

   Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

ATLANTA CAPITAL LARGE-CAP GROWTH FUND as of September 30, 2003

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

As of September 30, 2003

ASSETS

Investment in Large-Cap Growth Portfolio, at value
   (identified cost, $23,648,752)                                  $    26,132,349
Receivable for Fund shares sold                                             31,772
Receivable from the Administrator                                           22,289
----------------------------------------------------------------------------------
Total assets                                                       $    26,186,410
----------------------------------------------------------------------------------

LIABILITIES

Payable for Fund shares redeemed                                   $        20,381
Accrued expenses                                                            11,119
----------------------------------------------------------------------------------
Total liabilities                                                  $        31,500
----------------------------------------------------------------------------------
Net Assets                                                         $    26,154,910
----------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Paid-in capital                                                    $    26,104,222
Accumulated net realized loss from Portfolio
   (computed on the basis of identified cost)                           (2,471,428)
Accumulated undistributed net investment income                             38,519
Net unrealized appreciation from Portfolio
   (computed on the basis of identified cost)                            2,483,597
----------------------------------------------------------------------------------
Total                                                              $    26,154,910
----------------------------------------------------------------------------------

CLASS I SHARES

Net Assets                                                         $    26,153,999
Shares Outstanding                                                       2,884,824
Net Asset Value, Offering Price and Redemption Price Per Share
   (net assets DIVIDED BY shares of beneficial interest
    outstanding)                                                   $          9.07
----------------------------------------------------------------------------------

CLASS R SHARES

Net Assets                                                         $           911
Shares Outstanding                                                             101
Net Asset Value, Offering Price and Redemption Price Per Share
   (net assets DIVIDED BY shares of beneficial interest
    outstanding)                                                   $          9.02
----------------------------------------------------------------------------------

Statement of Operations

For the Year Ended
September 30, 2003

INVESTMENT INCOME

Dividends allocated from Portfolio                                 $       260,559
Interest allocated from Portfolio                                            1,593
Expenses allocated from Portfolio                                         (168,399)
----------------------------------------------------------------------------------
Net investment income from Portfolio                               $        93,753
----------------------------------------------------------------------------------

EXPENSES

Trustees' fees and expenses                                        $           182
Distribution and service fees
   Class R                                                                       4
Registration fees                                                           30,123
Legal and accounting services                                               14,523
Custodian fee                                                               12,272
Transfer and dividend disbursing agent fees                                  4,321
Printing and postage                                                         1,945
Miscellaneous                                                                1,919
----------------------------------------------------------------------------------
Total expenses                                                     $        65,289
----------------------------------------------------------------------------------
Deduct --
   Allocation of expenses to the Administrator                     $        22,289
----------------------------------------------------------------------------------
Total expense reductions                                           $        22,289
----------------------------------------------------------------------------------

Net expenses                                                       $        43,000
----------------------------------------------------------------------------------

Net investment income                                              $        50,753
----------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM PORTFOLIO

Net realized gain (loss) --
   Investment transactions (identified cost basis)                 $    (1,018,471)
----------------------------------------------------------------------------------
Net realized loss                                                  $    (1,018,471)
----------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                             $     5,019,616
----------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)               $     5,019,616
----------------------------------------------------------------------------------

Net realized and unrealized gain                                   $     4,001,145
----------------------------------------------------------------------------------

Net increase in net assets from operations                         $     4,051,898
----------------------------------------------------------------------------------

                       See notes to financial statements.

Statements of Changes in Net Assets

INCREASE (DECREASE)                                YEAR ENDED           PERIOD ENDED
IN NET ASSETS                                      SEPTEMBER 30, 2003   SEPTEMBER 30, 2002(1)
---------------------------------------------------------------------------------------------
From operations --
   Net investment income                           $           50,753      $            9,702
   Net realized loss                                       (1,018,471)             (1,452,957)
   Net change in unrealized
      appreciation (depreciation)                           5,019,616              (2,536,019)
---------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                                 $        4,051,898      $       (3,979,274)
---------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class I                                      $          (21,786)     $               --
---------------------------------------------------------------------------------------------
Total distributions to shareholders                $          (21,786)     $               --
---------------------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class I                                      $       10,078,132      $       22,137,958
      Class R                                                      --                   1,010
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared
      Class I                                                  21,786                      --
   Cost of shares redeemed
      Class I                                              (4,844,922)             (1,289,892)
---------------------------------------------------------------------------------------------
Net increase in net assets from
   Fund share transactions                         $        5,254,996      $       20,849,076
---------------------------------------------------------------------------------------------

Net increase in net assets                         $        9,285,108      $       16,869,802
---------------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                               $       16,869,802      $               --
---------------------------------------------------------------------------------------------
At end of year                                     $       26,154,910      $       16,869,802
---------------------------------------------------------------------------------------------

ACCUMULATED UNDISTRIBUTED
NET INVESTMENT INCOME
INCLUDED IN NET ASSETS

At end of year                                     $           38,519      $            9,702
---------------------------------------------------------------------------------------------

(1) For the period from the start of business, April 30, 2002, to September 30, 2002.

                       See notes to financial statements.

Financial Highlights

                                                                          CLASS I
                                                               -----------------------------
                                                                  YEAR ENDED SEPTEMBER 30,
                                                               -----------------------------
                                                                  2003(1)        2002(1)(2)
--------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                           $      7.400     $     10.000
--------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                          $      0.020     $      0.004
Net realized and unrealized gain (loss)                               1.660           (2.604)
--------------------------------------------------------------------------------------------
Total income (loss) from operations                            $      1.680     $     (2.600)
--------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                                     $     (0.010)    $         --
--------------------------------------------------------------------------------------------
Total distributions                                            $     (0.010)    $         --
--------------------------------------------------------------------------------------------

Net asset value -- End of year                                 $      9.070     $      7.400
--------------------------------------------------------------------------------------------

Total Return(3)                                                       22.72%          (26.00)%
--------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA+

Net assets, end of year (000's omitted)                        $     26,154     $     16,869
Ratios (As a percentage of average daily net assets):
   Net expenses(4)                                                     1.00%            1.00%(5)
   Net investment income                                               0.24%            0.12%(5)
Portfolio Turnover of the Portfolio                                      34%              11%
--------------------------------------------------------------------------------------------

+ The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. The operating expenses of the Fund reflect an allocation of expenses to the Administrator. Had such actions not been taken, the ratios and net investment income (loss) per share would have been as follows:

Ratios (As a percentage of average daily net assets):
   Expenses(4)                                                         1.15%            1.38%(5)
   Net investment income (loss)                                        0.09%           (0.26)%(5)
Net investment income (loss) per share                         $      0.008     $     (0.009)
--------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) For the period from the start of business, April 30, 2002 to September 30, 2002.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(5)  Annualized.

                       See notes to financial statements.

                                                                          CLASS R
                                                               -----------------------------
                                                                  YEAR ENDED SEPTEMBER 30,
                                                               -----------------------------
                                                                  2003(1)        2002(1)(2)
--------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                           $      7.390     $     10.000
--------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment loss                                            $     (0.022)    $     (0.014)
Net realized and unrealized gain (loss)                               1.652           (2.596)
--------------------------------------------------------------------------------------------
Total income (loss) from operations                            $      1.630     $     (2.610)
--------------------------------------------------------------------------------------------

Net asset value -- End of year                                 $      9.020     $      7.390
--------------------------------------------------------------------------------------------

Total Return(3)                                                       22.06%          (26.10)%
--------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA+

Net assets, end of year (000's omitted)                        $          1     $          1
Ratios (As a percentage of average daily net assets):
   Net expenses(4)                                                     1.50%            1.50%(5)
   Net investment loss                                                (0.26)%          (0.38)%(5)
Portfolio Turnover of the Portfolio                                      34%              11%
--------------------------------------------------------------------------------------------

+ The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. The operating expenses of the Fund reflect an allocation of expenses to the Administrator. Had such actions not been taken, the ratios and net investment loss per share would have been as follows:

Ratios (As a percentage of average daily net assets):
   Expenses(4)                                                         1.65%            1.88%(5)
   Net investment loss                                                (0.41)%          (0.76)%(5)
Net investment loss per share                                  $     (0.035)    $     (0.028)
--------------------------------------------------------------------------------------------

(1) Net investment loss per share was computed using average shares outstanding.
(2) For the period from the start of business, April 30, 2002 to September 30, 2002.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(5)  Annualized.

                       See notes to financial statements.

ATLANTA CAPITAL LARGE-CAP GROWTH FUND as of September 30, 2003

NOTES TO FINANCIAL STATEMENTS

1  SIGNIFICANT ACCOUNTING POLICIES

   Atlanta Capital Large-Cap Growth Fund (the Fund), is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the 1940 Act), as amended, as an open-end management investment company. The Fund currently offers two classes of shares. Class R shares and Class I shares are offered at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class specific expenses. The Fund invests all of its investable assets in interests in the Large-Cap Growth Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (88.5% at September 30, 2003). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATION -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

   B INCOME -- The Fund's net investment income consists of the Fund's pro-rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America.

   C FEDERAL TAXES -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At September 30, 2003, the Fund, for federal income tax purposes, had a capital loss carry over of $1,614,160 which will reduce the taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryover will expire on September 30, 2010 ($1,413,315) and September 30, 2011 ($200,845). Additionally, at
   September 30, 2003, the Fund had net capital losses of $853,866 attributable to security transactions incurred after October 31, 2002. These net capital losses are treated as arising on the first day of the Fund's taxable year ending September 30, 2004.

   D OTHER -- Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

   E USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   F EXPENSES -- The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

2  DISTRIBUTIONS TO SHAREHOLDERS

   It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of the net investment income and at least one distribution of all or substantially all of its net realized capital gains. Distributions are paid in the form of additional shares of the Fund or, at the election of the shareholder, in cash. Shareholders may reinvest capital gain distributions in additional shares of the Fund at the net asset value as of the close of business on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital.

   Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  SHARES OF BENEFICIAL INTEREST

   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

                                                                  YEAR ENDED SEPTEMBER 30,
                                                               -----------------------------
   CLASS I                                                           2003           2002(1)
   -----------------------------------------------------------------------------------------
   Sales                                                          1,185,219        2,436,688
   Issued to shareholders electing to receive
   payments of distributions in Fund shares                           2,727               --
   Redemptions                                                     (582,037)        (157,773)
   -----------------------------------------------------------------------------------------
   Net increase                                                     605,909        2,278,915
   -----------------------------------------------------------------------------------------

                                                                  YEAR ENDED SEPTEMBER 30,
                                                               -----------------------------
   CLASS R                                                         2003            2002(1)
   -----------------------------------------------------------------------------------------
   Sales                                                                 --              101
   -----------------------------------------------------------------------------------------
   Net increase                                                          --              101
   -----------------------------------------------------------------------------------------

   (1) For the period from the start of business, April 30, 2002 to September 30, 2002.

   On May 1, 2002, the Fund received an in-kind contribution in return for 1,935,364 Class I shares of the Fund.

4  TRANSACTIONS WITH AFFILIATES

   Eaton Vance Management (EVM) serves as administrator of the Fund but receives no compensation. To enhance the net investment income of the Fund, the Administrator was allocated $22,289 of the Fund's operating expenses for the year ended September 30, 2003. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee earned by BMR. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the year ended September 30, 2003, EVM earned $3 in sub-transfer agent fees from the Fund. Certain officers and Trustees of the Fund are officers of the above organizations.

5  DISTRIBUTION AND SERVICE PLANS

   The Fund has in effect a distribution plan for Class R (Class R Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Class R Plan allows the Fund to pay Eaton Vance Distributors, Inc. (EVD) amounts equal to 1/365 of 0.25% of the Fund's average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. Although there is not the present intention to do so, the Fund could pay distribution fees of up to 0.50% of Class R's average daily net assets annually upon Trustee approval. The Fund paid or accrued $2 for Class R shares to or payable to EVD for the year ended September 30, 2003, representing 0.25% of the average daily net assets for Class R shares.

   The Plan authorizes the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% of the Fund's average daily net assets attributable to Class R shares for each fiscal year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fee payments for the year ended September 30, 2003 amounted to $2 for Class R shares.

6  INVESTMENT TRANSACTIONS

   Increases and decreases in the Fund's investment in the Portfolio for the year ended September 30, 2003, aggregated $10,063,418 and $4,874,928, respectively.

7  SHAREHOLDER MEETING (UNAUDITED)

   The Fund held a Special Meeting of Shareholders on June 6, 2003 to elect Trustees. The results of the vote were as follows:

                                        NUMBER OF SHARES
                                    ------------------------
   NOMINEE FOR TRUSTEE              AFFIRMATIVE     WITHHOLD
   ---------------------------------------------------------
   Jessica M. Bibliowicz             2,103,306         204
   Donald R. Dwight                  2,103,306         204
   James B. Hawkes                   2,103,306         204
   Samuel L. Hayes, III              2,103,306         204
   William H. Park                   2,103,306         204
   Norton H. Reamer                  2,103,306         204
   Lynn A. Stout                     2,103,306         204

   Each nominee was also elected a Trustee of the Portfolio. Donald R. Dwight retired as a Trustee effective July 1, 2003 pursuant to the mandatory retirement policy of the Trust.

8  SUBSEQUENT EVENTS

   On October 20, 2003, the Board of Trustees of the Trust approved the reorganization of Eaton Vance Large-Cap Growth Fund into Atlanta Capital Large-Cap Growth Fund. It is expected that the reorganization will be treated as a tax-free reorganization for federal tax purposes. The reorganization is expected to close on or around January 9, 2004.

   Effective November 19, 2003, Atlanta Capital Large-Cap Growth Fund will change its name to Eaton Vance-Atlanta Capital Large-Cap Growth Fund.

   Effective November 19, 2003, Eaton Vance-Atlanta Capital Large-Cap Growth Fund will offer Class A shares. The Class A shares are generally sold subject to a sales charge imposed at time of purchase.

ATLANTA CAPITAL LARGE-CAP GROWTH FUND as of September 30, 2003

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND SHAREHOLDERS OF ATLANTA CAPITAL LARGE-CAP GROWTH FUND:

We have audited the accompanying statement of assets and liabilities, of Atlanta Capital Large-Cap Growth Fund (the Fund) (one of the series of Eaton Vance Growth Trust) as of September 30, 2003, the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for the year ended September 30, 2003 and the period from the start of business, April 30, 2002 to September 30, 2002. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Atlanta Capital Large-Cap Growth Fund at September 30, 2003, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
November 17, 2003

LARGE-CAP GROWTH PORTFOLIO as of September 30, 2003

PORTFOLIO OF INVESTMENTS

COMMON STOCKS -- 98.1%

SECURITY                                                   SHARES         VALUE
-----------------------------------------------------------------------------------
ADVERTISING -- 1.6%

Omnicom Group, Inc.                                            6,700   $    481,395
-----------------------------------------------------------------------------------
                                                                       $    481,395
-----------------------------------------------------------------------------------

AEROSPACE AND DEFENSE -- 1.8%

General Dynamics Corp.                                         7,000   $    546,420
-----------------------------------------------------------------------------------
                                                                       $    546,420
-----------------------------------------------------------------------------------

BANKS -- 2.0%

Bank of America Corp.                                          7,500   $    585,300
-----------------------------------------------------------------------------------
                                                                       $    585,300
-----------------------------------------------------------------------------------

BEVERAGES - SOFT DRINK -- 2.2%

Coca-Cola Company (The)                                       15,100   $    648,696
-----------------------------------------------------------------------------------
                                                                       $    648,696
-----------------------------------------------------------------------------------

BIOTECHNOLOGY -- 1.3%

Amgen, Inc.(1)                                                 6,000   $    387,420
-----------------------------------------------------------------------------------
                                                                       $    387,420
-----------------------------------------------------------------------------------

COMPUTER HARDWARE -- 3.5%

Dell, Inc.(1)                                                 20,300   $    677,817
Hewlett-Packard Co.                                           18,000        348,480
-----------------------------------------------------------------------------------
                                                                       $  1,026,297
-----------------------------------------------------------------------------------

COMPUTER STORAGE AND PERIPHERAL -- 1.2%

EMC Corp.(1)                                                  27,400   $    346,062
-----------------------------------------------------------------------------------
                                                                       $    346,062
-----------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES -- 9.2%

American Express Co.                                          13,000   $    585,780
Fannie Mae                                                     5,500        386,100
Franklin Resources, Inc.                                      15,200        671,992
Merrill Lynch & Co., Inc.                                     12,000        642,360
SEI Investments Co.                                           13,400        435,500
-----------------------------------------------------------------------------------
                                                                       $  2,721,732
-----------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT -- 1.8%

Emerson Electric Co.                                          10,000   $    526,500
-----------------------------------------------------------------------------------
                                                                       $    526,500
-----------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS -- 1.5%

Molex Inc.                                                    15,100   $    431,709
-----------------------------------------------------------------------------------
                                                                       $    431,709
-----------------------------------------------------------------------------------

FOOD DISTRIBUTORS -- 1.3%

Sysco Corp.                                                   12,000   $    392,520
-----------------------------------------------------------------------------------
                                                                       $    392,520
-----------------------------------------------------------------------------------

GENERAL MERCHANDISE -- 1.9%

Wal-Mart Stores, Inc.                                         10,100   $    564,085
-----------------------------------------------------------------------------------
                                                                       $    564,085
-----------------------------------------------------------------------------------

HEALTH AND PERSONAL CARE -- 1.5%

Estee Lauder Companies, Inc. (The)                            13,000   $    443,300
-----------------------------------------------------------------------------------
                                                                       $    443,300
-----------------------------------------------------------------------------------

HEALTH CARE - DRUGS MAJOR -- 8.9%

Johnson & Johnson Co.                                          8,000   $    396,160
Lilly (Eli) & Co.                                              8,000        475,200
Merck & Co., Inc.                                             12,000        607,440
Pfizer, Inc.                                                  24,950        757,981
Schering-Plough Corp.                                         25,000        381,000
-----------------------------------------------------------------------------------
                                                                       $  2,617,781
-----------------------------------------------------------------------------------

HEALTH CARE - EQUIPMENT -- 3.5%

DENTSPLY International, Inc.                                   9,300   $    417,012
Medtronic, Inc.                                               13,000        609,960
-----------------------------------------------------------------------------------
                                                                       $  1,026,972
-----------------------------------------------------------------------------------

HEALTH CARE - FACILITY -- 1.9%

Health Management Associates, Inc., Class A                   25,500   $    556,155
-----------------------------------------------------------------------------------
                                                                       $    556,155
-----------------------------------------------------------------------------------

HEALTH CARE - MANAGED CARE -- 1.3%

WellPoint Health Networks, Inc.(1)                             5,000   $    385,400
-----------------------------------------------------------------------------------
                                                                       $    385,400
-----------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES -- 2.9%

General Electric Co.                                          29,000   $    864,490
-----------------------------------------------------------------------------------
                                                                       $    864,490
-----------------------------------------------------------------------------------

                       See notes to financial statements.

SECURITY                                                   SHARES         VALUE
-----------------------------------------------------------------------------------
INDUSTRIAL GASES -- 2.1%

Air Products and Chemicals, Inc.                              14,000   $    631,400
-----------------------------------------------------------------------------------
                                                                       $    631,400
-----------------------------------------------------------------------------------

INSURANCE - LIFE AND HEALTH -- 1.8%

Aflac Corp.                                                   16,000   $    516,800
Medco Health Solutions, Inc.(1)                                1,157         30,001
-----------------------------------------------------------------------------------
                                                                       $    546,801
-----------------------------------------------------------------------------------

INSURANCE - MULTILINE -- 2.6%

American International Group, Inc.                            13,350   $    770,295
-----------------------------------------------------------------------------------
                                                                       $    770,295
-----------------------------------------------------------------------------------

IT CONSULTING AND SERVICES -- 4.6%

CDW Corp.                                                      7,000   $    404,180
Fiserv, Inc.(1)                                               14,000        507,220
SunGard Data Systems, Inc.(1)                                 16,500        434,115
-----------------------------------------------------------------------------------
                                                                       $  1,345,515
-----------------------------------------------------------------------------------

MACHINERY - INDUSTRIAL -- 2.0%

Dover Corp.                                                   17,100   $    604,827
-----------------------------------------------------------------------------------
                                                                       $    604,827
-----------------------------------------------------------------------------------

MANUFACTURING - DIVERSIFIED -- 0.9%

3M Co.                                                         4,000   $    276,280
-----------------------------------------------------------------------------------
                                                                       $    276,280
-----------------------------------------------------------------------------------

METALS - INDUSTRIAL -- 0.9%

Nucor Corp.                                                    6,000   $    275,280
-----------------------------------------------------------------------------------
                                                                       $    275,280
-----------------------------------------------------------------------------------

NETWORKING EQUIPMENT -- 1.9%

Cisco Systems, Inc.(1)                                        28,600   $    558,844
-----------------------------------------------------------------------------------
                                                                       $    558,844
-----------------------------------------------------------------------------------

OIL AND GAS - EXPLORATION AND PRODUCTION -- 2.0%

EOG Resources, Inc.                                           14,000   $    584,360
-----------------------------------------------------------------------------------
                                                                       $    584,360
-----------------------------------------------------------------------------------

OIL AND GAS - INTEGRATED -- 2.3%

Exxon Mobil Corp.                                             19,000   $    695,400
-----------------------------------------------------------------------------------
                                                                       $    695,400
-----------------------------------------------------------------------------------

PRINTING AND BUSINESS PRODUCTS -- 1.7%

Avery Dennison Corp.                                          10,000   $    505,200
-----------------------------------------------------------------------------------
                                                                       $    505,200
-----------------------------------------------------------------------------------

PUBLISHING -- 2.0%

Tribune Co.                                                   13,000   $    596,700
-----------------------------------------------------------------------------------
                                                                       $    596,700
-----------------------------------------------------------------------------------

RESTAURANTS -- 2.1%

Brinker International, Inc.(1)                                18,500   $    617,160
-----------------------------------------------------------------------------------
                                                                       $    617,160
-----------------------------------------------------------------------------------

RETAIL - FOOD AND DRUG -- 1.9%

Walgreen Co.                                                  18,000   $    551,520
-----------------------------------------------------------------------------------
                                                                       $    551,520
-----------------------------------------------------------------------------------

RETAIL - HOME IMPROVEMENT -- 1.8%

Home Depot, Inc. (The)                                        16,500   $    525,525
-----------------------------------------------------------------------------------
                                                                       $    525,525
-----------------------------------------------------------------------------------

RETAIL - SPECIALTY AND APPAREL -- 4.7%

Bed Bath and Beyond, Inc.(1)                                  10,000   $    381,800
Kohl's Corp.(1)                                               13,000        695,500
Tiffany and Co.                                                8,000        298,640
-----------------------------------------------------------------------------------
                                                                       $  1,375,940
-----------------------------------------------------------------------------------

SEMICONDUCTORS -- 7.3%

Intel Corp.                                                   28,500   $    784,035
Linear Technology Corp.                                       15,900        569,379
Microchip Technology, Inc.                                    14,000        335,160
QLogic Corp.(1)                                               10,000        470,100
-----------------------------------------------------------------------------------
                                                                       $  2,158,674
-----------------------------------------------------------------------------------

SERVICES - DATA PROCESSING -- 1.1%

Concord EFS, Inc.(1)                                          23,100   $    315,777
-----------------------------------------------------------------------------------
                                                                       $    315,777
-----------------------------------------------------------------------------------

SYSTEMS SOFTWARE -- 3.4%

Microsoft Corp.                                               36,000   $  1,000,440
-----------------------------------------------------------------------------------
                                                                       $  1,000,440
-----------------------------------------------------------------------------------

                       See notes to financial statements.

SECURITY                                                   SHARES         VALUE
-----------------------------------------------------------------------------------
TELEPHONE -- 1.7%

SBC Communications, Inc.                                      22,000   $    489,500
-----------------------------------------------------------------------------------
                                                                       $    489,500
-----------------------------------------------------------------------------------

TOTAL COMMON STOCKS
   (IDENTIFIED COST $26,479,731)                                       $ 28,977,672
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 98.1%
   (IDENTIFIED COST $26,479,731)                                       $ 28,977,672
-----------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 1.9%                                 $    558,679
-----------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                   $ 29,536,351
-----------------------------------------------------------------------------------

(1)  Non-income producing security.

                       See notes to financial statements.

LARGE-CAP GROWTH PORTFOLIO as of September 30, 2003

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

As of September 30, 2003

ASSETS

Investments, at value (identified cost, $26,479,731)                     $ 28,977,672
Cash                                                                        1,525,714
Receivable for investments sold                                             1,021,068
Interest and dividends receivable                                              20,617
-------------------------------------------------------------------------------------
Total assets                                                             $ 31,545,071
-------------------------------------------------------------------------------------

LIABILITIES

Payable for investments purchased                                        $  1,985,836
Accrued expenses                                                               22,884
-------------------------------------------------------------------------------------
Total liabilities                                                        $  2,008,720
-------------------------------------------------------------------------------------
Net Assets applicable to investors' interest in Portfolio                $ 29,536,351
-------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Net proceeds from capital contributions and withdrawals                  $ 27,038,410
Net unrealized appreciation (computed on the basis of identified cost)      2,497,941
-------------------------------------------------------------------------------------
Total                                                                    $ 29,536,351
-------------------------------------------------------------------------------------

Statement of Operations

For the Year Ended
September 30, 2003

INVESTMENT INCOME

Dividends                                                                $    274,330
Interest                                                                        1,675
-------------------------------------------------------------------------------------
Total investment income                                                  $    276,005
-------------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                                                   $    144,535
Trustees' fees and expenses                                                       182
Custodian fee                                                                  23,464
Legal and accounting services                                                  16,968
Miscellaneous                                                                   1,911
-------------------------------------------------------------------------------------
Total expenses                                                           $    187,060
-------------------------------------------------------------------------------------
Deduct --
   Reduction of investment adviser fee                                   $      9,510
-------------------------------------------------------------------------------------
Total expense reductions                                                 $      9,510
-------------------------------------------------------------------------------------

Net expenses                                                             $    177,550
-------------------------------------------------------------------------------------

Net investment income                                                    $     98,455
-------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) --
   Investment transactions (identified cost basis)                       $ (1,023,651)
-------------------------------------------------------------------------------------
Net realized loss                                                        $ (1,023,651)
-------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                                   $  5,079,769
-------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                     $  5,079,769
-------------------------------------------------------------------------------------

Net realized and unrealized gain                                         $  4,056,118
-------------------------------------------------------------------------------------

Net increase in net assets from operations                               $  4,154,573
-------------------------------------------------------------------------------------

                       See notes to financial statements.

Statements of Changes in Net Assets

INCREASE (DECREASE)                             YEAR ENDED              PERIOD ENDED
IN NET ASSETS                                   SEPTEMBER 30, 2003      SEPTEMBER 30, 2002
------------------------------------------------------------------------------------------
From operations --
   Net investment income                        $           98,455      $           16,480
   Net realized loss                                    (1,023,651)             (1,455,506)
   Net change in unrealized
      appreciation (depreciation)                        5,079,769              (2,581,828)
------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                              $        4,154,573      $       (4,020,854)
------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                                $       14,400,880      $       22,385,941
   Withdrawals                                          (6,176,187)             (1,308,012)
------------------------------------------------------------------------------------------
Net increase in net assets from
   capital transactions                         $        8,224,693      $       21,077,929
------------------------------------------------------------------------------------------

Net increase in net assets                      $       12,379,266      $       17,057,075
------------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                            $       17,157,085      $          100,010
------------------------------------------------------------------------------------------
At end of year                                  $       29,536,351      $       17,157,085
------------------------------------------------------------------------------------------

(1) For the period from the start of business, April 30, 2002, to September 30, 2002.

                       See notes to financial statements.

Supplementary Data

                                                                  YEAR ENDED SEPTEMBER 30,
                                                               -----------------------------
                                                                   2003            2002(1)
--------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA+

Ratios (As a percentage of average daily net assets):
   Net expenses                                                        0.80%            0.92%(2)
   Net investment income                                               0.44%            0.20%(2)
Portfolio Turnover                                                       34%              11%
--------------------------------------------------------------------------------------------
Total Return                                                          22.95%          (25.97)%
--------------------------------------------------------------------------------------------
Net assets, end of year (000's omitted)                        $     29,536     $     17,157

+ The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios would have been as follows:

Ratios (As a percentage of average daily net assets):
   Expenses                                                            0.84%            0.98%(2)
   Net investment income                                               0.40%            0.14%(2)
--------------------------------------------------------------------------------------------

(1) For the period from the start of business, April 30, 2002 to September 30, 2002.
(2)  Annualized.

                       See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

1  SIGNIFICANT ACCOUNTING POLICIES

   Large-Cap Growth Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on December 10, 2001, seeks to achieve long-term capital growth by investing in a diversified portfolio of equity securities of companies having market capitalizations that rank in the top 1,000 U.S. companies (large company stocks), emphasizing quality growth companies with a demonstrated record of consistent earnings growth. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At September 30, 2003, the Eaton Vance Large-Cap Growth Fund and Atlanta Capital Large-Cap Growth Fund held approximate 11.2% and 88.5% interests in the Portfolio, respectively. The following is a summary of the significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATIONS -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges are valued at closing sale prices on the exchange where such securities are principally traded. Marketable securities listed in the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sale prices are not available are generally valued at the mean between the latest bid and asked prices. Futures positions on securities or currencies are generally valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

   B INCOME -- Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

   C INCOME TAXES -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

   D EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses on the Statement of Operations.

   E OTHER -- Investment transactions are accounted for on a trade date basis. Realized gains and losses are computed based on the specific identification of the securities sold.

   F USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, BMR receives a monthly advisory fee equal to 0.650% annually of average daily net assets of the Portfolio up to $500 million, and at reduced rates as daily net assets exceed that level. For the year ended September 30, 2003, the advisory fee amounted to $144,535. In order to enhance the net investment income of the Portfolio, BMR made a reduction of the investment adviser fee of $9,510. Pursuant to a sub-advisory agreement, BMR has delegated the investment management of the Portfolio to Atlanta Capital Management, LLC (Atlanta Capital), a majorityowned subsidiary of EVM. BMR pays Atlanta Capital a monthly fee for sub-advisory services provided to the Portfolio in the amount of 0.400% annually of average daily net assets up to $500 million, and at reduced rates as daily net assets exceed that level. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended September 30, 2003, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  INVESTMENT TRANSACTIONS

   Purchases and sales of investments, other than short-term obligations, aggregated $15,520,275 and $7,521,048 respectively, for the year ended September 30, 2003.

4  FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)

   The cost and unrealized appreciation (depreciation) in value of the investments owned at September 30, 2003, as computed on a federal income tax basis, were as follows:

   Aggregate cost                                                  $  26,482,273
   -----------------------------------------------------------------------------
   Gross unrealized appreciation                                   $   3,596,983
   Gross unrealized depreciation                                      (1,101,584)
   -----------------------------------------------------------------------------
   Net unrealized appreciation                                     $   2,495,399
   -----------------------------------------------------------------------------

5  LINE OF CREDIT

   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended September 30, 2003.

6  INTERESTHOLDER MEETING (UNAUDITED)

   The Portfolio held a Special Meeting of Interestholders on June 6, 2003 to elect Trustees. The results of the vote were as follows:

                                                     INTEREST IN THE PORTFOLIO
                                                   -----------------------------
   NOMINEE FOR TRUSTEE                                AFFIRMATIVE    WITHHOLD
   -----------------------------------------------------------------------------
   Jessica M. Bibliowicz                                  100%           0%
   Donald R. Dwight                                       100%           0%
   James B. Hawkes                                        100%           0%
   Samuel L. Hayes, III                                   100%           0%
   William H. Park                                        100%           0%
   Norton H. Reamer                                       100%           0%
   Lynn A. Stout                                          100%           0%

   Results are rounded to the nearest whole number. Donald R. Dwight retired as a Trustee effective July 1, 2003 pursuant to the mandatory retirement policy of the Portfolio.

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND INVESTORS
OF LARGE-CAP GROWTH PORTFOLIO:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Large-Cap Growth Portfolio (the Portfolio) as of September 30, 2003, the related statement of operations for the year then ended, the statement of changes in net assets and the supplementary data for the year ended September 30, 2003 and the period from the start of business, April 30, 2002, to September 30, 2002. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at September 30, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of the Large-Cap Growth Portfolio at September 30, 2003, the results of its operations, the changes in its net assets and the supplementary data for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
November 17, 2003

ATLANTA CAPITAL LARGE-CAP GROWTH FUND
MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of Eaton Vance Growth Trust (the Trust) and Large-Cap Growth Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust's and Portfolio's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research, "EVD" refers to Eaton Vance Distributors, Inc. and "Atlanta Capital" refers to Atlanta Capital Management Company, LLC. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter, the Portfolio's placement agent and a wholly-owned subsidiary of EVM.

                            POSITION(S)        TERM OF                              NUMBER OF PORTFOLIOS
                              WITH THE       OFFICE AND                                IN FUND COMPLEX
     NAME AND              TRUST AND THE      LENGTH OF    PRINCIPAL OCCUPATION(S)       OVERSEEN BY
   DATE OF BIRTH             PORTFOLIO         SERVICE     DURING PAST FIVE YEARS        TRUSTEE(1)         OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE(S)

Jessica M. Bibliowicz         Trustee        Trustee of    President and Chief              191                       None
11/28/59                                      the Trust    Executive Officer of
                                             since 1998;   National Financial
                                               of the      Partners (financial
                                              Portfolio    services company)
                                             since 2001    (since April 1999).
                                                           President and Chief
                                                           Operating Officer of
                                                           John A. Levin & Co.
                                                           (registered investment
                                                           adviser) (July 1997 to
                                                           April 1999) and a
                                                           Director of Baker,
                                                           Fentress & Company,
                                                           which owns John A.
                                                           Levin & Co. (July 1997
                                                           to April 1999). Ms.
                                                           Bibliowicz is an
                                                           interested person
                                                           because of her
                                                           affiliation with a
                                                           brokerage firm.

James B. Hawkes            Trustee of the    Trustee of    Chairman, President              193                 Director of EVC
11/9/41                    Trust; Trustee     the Trust    and Chief Executive
                          and President of   since 1989;   Officer of BMR, EVC,
                            the Portfolio    Trustee and   EVM and EV; Director
                                              President    of EV; Vice President
                                               of the      and Director of EVD.
                                              Portfolio    Trustee and/or officer
                                             since 2001    of 193 registered
                                                           investment companies
                                                           in the Eaton Vance
                                                           Fund Complex.
                                                           Mr.Hawkes is an
                                                           interested person
                                                           because of his
                                                           positions with BMR,
                                                           EVM, EVC and EV, which
                                                           are affiliates of the
                                                           Trust and the
                                                           Portfolio.

NONINTERESTED TRUSTEE(S)

Samuel L. Hayes, III          Trustee        Trustee of    Jacob H. Schiff                  193              Director of Tiffany &
2/23/35                                      the Trust     Professor of Investment                          Co. (specialty retailer)
                                             since 1989;   Banking Emeritus,                                   and Telect, Inc.
                                               of the      Harvard University                                 (telecommunication
                                              Portfolio    Graduate School of                                  services company)
                                             since 2001    Business Administration.

William H. Park               Trustee        Since 2003    President and Chief              190                      None
9/19/47                                                    Executive Officer,
                                                           Prizm Capital
                                                           Management, LLC
                                                           (investment management
                                                           firm) (since 2002).
                                                           Executive Vice
                                                           President and Chief
                                                           Financial Officer,
                                                           United Asset Management
                                                           Corporation (a holding
                                                           company owning
                                                           institutional
                                                           investment management
                                                           firms) (1982-2001).

                            POSITION(S)        TERM OF                              NUMBER OF PORTFOLIOS
                              WITH THE       OFFICE AND                                IN FUND COMPLEX
     NAME AND              TRUST AND THE      LENGTH OF    PRINCIPAL OCCUPATION(S)       OVERSEEN BY
   DATE OF BIRTH             PORTFOLIO         SERVICE     DURING PAST FIVE YEARS        TRUSTEE(1)         OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
NONINTERESTED TRUSTEE(S)(CONTINUED)

Ronald A. Pearlman            Trustee        Since 2003    Professor of Law,                190                     None
7/10/40                                                    Georgetown University
                                                           Law Center (since
                                                           1999). Tax Partner,
                                                           Covington & Burling,
                                                           Washington, DC
                                                           (1991-2000).

Norton H. Reamer              Trustee        Trustee of    President and Chief              193                     None
9/21/35                                      the Trust     Executive Officer of
                                             since 1989;   Asset Management
                                              of the       Finance Corp. (a
                                             Portfolio     specialty finance
                                             since 2001    company serving the
                                                           investment management
                                                           industry) (since
                                                           October 2003).
                                                           President, Unicorn
                                                           Corporation (an
                                                           investment and
                                                           financial advisory
                                                           services company)
                                                           (since September 2000).
                                                           Formerly Chairman,
                                                           Hellman, Jordan
                                                           Management Co., Inc.
                                                           (an investment
                                                           management company)
                                                           (2002-2003). Formerly
                                                           Advisory Director of
                                                           Berkshire Capital
                                                           Corporation (investment
                                                           banking firm)
                                                           (2002-2003). Formerly
                                                           Chairman of the Board,
                                                           United Asset Management
                                                           Corporation (a holding
                                                           company owning
                                                           institutional
                                                           investment management
                                                           firms) and Chairman,
                                                           President and Director,
                                                           UAM Funds (mutual
                                                           funds) (1980-2000).

Lynn A. Stout                 Trustee        Trustee of    Professor of Law,                193                     None
9/14/57                                      the Trust     University of
                                             since 1998;   California at Los
                                               of the      Angeles School of Law
                                             Portfolio     (since July 2001).
                                             since 2001    Formerly, Professor of
                                                           Law, Georgetown
                                                           University Law Center.

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                                 POSITION(S)               TERM OF
                                  WITH THE                OFFICE AND
    NAME AND                    TRUST AND THE             LENGTH OF                          PRINCIPAL OCCUPATION(S)
  DATE OF BIRTH                   PORTFOLIO                 SERVICE                          DURING PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
Thomas E. Faust Jr.        President of the Trust;   President of the Trust since   Executive Vice President of EVM, BMR, EVC and
5/31/58                      Vice President of        2002; Vice President of the   EV; Chief Investment Officer of EVM and BMR and
                               the Portfolio            Portfolio since 2001(2)     Director of EVC. Chief Executive Officer of
                                                                                    Belair Capital Fund LLC, Belcrest Capital Fund
                                                                                    LLC, Belmar Capital Fund LLC, Belport Capital
                                                                                    Fund LLC and Belrose Capital Fund LLC (private
                                                                                    investment companies sponsored by EVM). Officer
                                                                                    of 53 registered investment companies managed by
                                                                                    EVM or BMR.

Daniel W. Boone, III         Vice President of               Since 2001             Managing Partner and member of the Executive
7/3/44                         the Portfolio                                        Committee of Atlanta Capital. Officer of
                                                                                    1 registered investment company managed by EVM
                                                                                    or BMR.

Gregory L. Coleman           Vice President of               Since 2001             Partner of Atlanta Capital. Officer of 10
10/28/49                        the Trust                                           registered investment companies managed by EVM
                                                                                    or BMR.

William R. Hackney, III      Vice President of               Since 2001             Managing Partner and member of the Executive
4/12/48                        the Portfolio                                        Committee of Atlanta Capital. Officer of 3
                                                                                    registered investment companies managed by EVM
                                                                                    or BMR.

Marilyn Robinson Irvin       Vice President of               Since 2001             Senior Vice President and Principal of Atlanta
6/17/58                        the Portfolio                                        Capital. Officer of 1 registered investment
                                                                                    company managed by EVM or BMR.

Paul J. Marshall             Vice President of               Since 2003             Vice President of Atlanta Capital. Portfolio
5/2/65                         the Portfolio                                        manager for Bank of America Capital Management
                                                                                    (1995-2000). Officer of 3 registered investment
                                                                                    companies managed by EVM or BMR.

James A. Womack              Vice President of               Since 2001             Vice President of Atlanta Capital. Officer of 10
11/20/68                        the Trust                                           registered investment companies managed by EVM
                                                                                    or BMR.

Alan R. Dynner                   Secretary           Secretary of the Trust since   Vice President, Secretary and Chief Legal
10/10/40                                                1997; of the Portfolio      Officer of BMR, EVM, EVD, EV and EVC. Officer of
                                                             since 2001             193 registered investment companies managed by
                                                                                    EVM or BMR.

                                 POSITION(S)               TERM OF
                                  WITH THE                OFFICE AND
    NAME AND                    TRUST AND THE             LENGTH OF                          PRINCIPAL OCCUPATION(S)
  DATE OF BIRTH                   PORTFOLIO                 SERVICE                          DURING PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
Kristin S. Anagnost             Treasurer of             Since 2002(2)              Assistant Vice President of EVM and BMR. Officer
6/12/65                         the Portfolio                                       of 110 registered investment companies managed
                                                                                    by EVM or BMR.

James L. O'Connor          Treasurer of the Trust        Since 1989                 Vice President of BMR, EVM and EVD. Officer of
4/1/45                                                                              115 registered investment companies managed by
                                                                                    EVM or BMR.

(1)  Includes both master and feeder funds in a master-feeder structure.

(2) Prior to 2002, Mr.Faust served as Vice President of the Trust since 1999 and Ms. Anagnost served as Assistant Treasurer of the Portfolio since 2001.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge by calling 1-800-225-6265.

                INVESTMENT ADVISER OF LARGE-CAP GROWTH PORTFOLIO
                         BOSTON MANAGEMENT AND RESEARCH
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109

                    SUB-ADVISER OF LARGE-CAP GROWTH PORTFOLIO
                         ATLANTA CAPITAL MANAGEMENT LLC
                           1349 West Peachtree Street
                                   Suite 1600
                                Atlanta, GA 30309

             ADMINISTRATOR OF ATLANTA CAPITAL LARGE-CAP GROWTH FUND
                             EATON VANCE MANAGEMENT
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109

                              PRINCIPAL UNDERWRITER
                         EATON VANCE DISTRIBUTORS, INC.
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109
                                 (617) 482-8260

                                    CUSTODIAN
                         INVESTORS BANK & TRUST COMPANY
                              200 Clarendon Street
                                Boston, MA 02116

                                 TRANSFER AGENT
                                    PFPC INC.
                             Attn: Eaton Vance Funds
                                  P.O. Box 9653
                            Providence, RI 02940-9653
                                 (800) 262-1122

                              INDEPENDENT AUDITORS
                              DELOITTE & TOUCHE LLP
                               200 Berkeley Street
                              Boston, MA 02116-5022


                      ATLANTA CAPITAL LARGE-CAP GROWTH FUND
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

    This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.

1451-11/03                                                               ALCGSRC

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation

("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President of Unicorn Capital (an investment and financial advisory services company), Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm). Previously, Mr. Reamer was Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Required in Filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Required in Filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a)(1)         Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)      Treasurer's Section 302 certification.
(a)(2)(ii)     President's Section 302 certification.
(b)            Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE GROWTH TRUST (ON BEHALF OF ATLANTA CAPITAL LARGE CAP GROWTH FUND)


By:   /S/ Thomas E. Faust Jr.
      ------------------------------
      Thomas E. Faust Jr.
      President


Date: November 17, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/ James L. O'Connor
      ------------------------------
      James L. O'Connor
      Treasurer


Date: November 17, 2003


By:   /S/ Thomas E. Faust jr.
      ------------------------------
      Thomas E. Faust Jr.
      President


Date: November 17, 2003